Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment, Net Abstract
Property Plant And Equipment

	2010	2009
	$	$

Mine development	6,590	5,604
Buildings and mine infrastructure	3,263	2,957
Mineral rights and other	1,045	1,053
Assets under construction(1)	502	251
Land	37	30
	11,437	9,895
Accumulated depreciation, depletion and amortization	(5,511)	(4,441)
Net book value December 31,	5,926	5,454

(1) Interest capitalized during the year (See Note 5) amounted to:	-	13

Net book value of mining assets encumbered by capital leases (See Note 19)	48	50